UNITED STATES
               SECURITIES AND EXCHANGE COMMISION
                   Washington, D.C.  20549

                        FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31,1999

Check here if Amendment  [  ]; Amendment Number
This Amendment (Check only one.):[   ] is a restatement
                   [   ]  adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:         Keller, Collins, Hakopian & Leisure
Address:      18300 Von Karman Avenue
         Suite  600
         Irvine, CA  92612-1051

13F File Number:   28-05785

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedule, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gregory S. Bruce
Title:   Controller and Office Manager
Phone:   949-476-0300
Signature, Place, and Date of Signing:


Gregory S. Bruce        Irvine, California       May 25, 2000

Report Type  (Check only one.):

[ X]     13F HOLDINGS REPORT.

[   ]    13F NOTICE.

[   ]    13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     96
Form 13F Information Table Value Total:     $177,498

List of Other Included Managers:

NONE

                                                     FORM 13F INFORMATION TABLE
                                                           Value   Shares/  Sh/
Put/ Invstmt    Other         Voting Authority
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn
Call Dscretn   Managers     Sole    Shared   None
- ------------------------------ ---------------- --------- -------- -------- ---
- ---- ------- ------------ -------- -------- --------
AvalonBay Cmnty 8.5% PFD C cal PRD              053484200     2000    83349 SH
     Sole                    83349
Barclays Bank Series E 8% call PRD              06738c836     1693    63752 SH
     Sole                    63752
Chase Manhattan Bank prA 8.1%  PRD              161637202     2131    82963 SH
     Sole                    82963
Citigroup Capital I 8% call 10 PRD              17305f201     2717   106288 SH
     Sole                   106288
HSBC Bank Plc Series C 9.125%  PRD              44328m815      828    31380 SH
     Sole                    31380
IAC Capital Trust 8.25% Due 12 PRD              44919e206     2541   104245 SH
     Sole                   104245
MCI Capital I 8% call 6/29/01  PRD              55267y206     1325    52328 SH
     Sole                    52328
MSDW Capital Trust I 7.1% call PRD              553538208      952    37686 SH
     Sole                    37686
Merrill Lynch Cap Trst II 8% c PRD              59021c203      836    31771 SH
     Sole                    31771
Nations Bank Cap Trust 7.84% c PRD              628956203     4066   159464 SH
     Sole                   159464
Pacific Tel Fin I Tr 7.56% cal PRD              694887209     4857   192833 SH
     Sole                   192833
T C I Communications I 8.72% d PRD              872285200      211     8060 SH
     Sole                     8060
21st Century Insurance Group   COM              90130n103      503    30960 SH
     Sole                    30960
3Com Corporation               COM              885535104     1234    52917 SH
     Sole                    52917
A T & T                        COM              001957109     3293    41254 SH
     Sole                    41254
Allstate Corp.                 COM              020002101      345     9299 SH
     Sole                     9299
America Online Inc Del         COM              02364j104      502     3412 SH
     Sole                     3412
American Home Products         COM              026609107     2809    43055 SH
     Sole                    43055
American International Group I COM              026874107      418     3468 SH
     Sole                     3468
Ameritech Corp.                COM              030954101      308     5345 SH
     Sole                     5345
Amgen Inc.                     COM              031162100     1714    22887 SH
     Sole                    22887
Ascend Communications          COM              043491109     4103    49026 SH
     Sole                    49026
Aztec Technology Partners      COM              05480L101       23    13870 SH
     Sole                    13870
Ballard Medical Prods          COM              058566100      219     9000 SH
     Sole                     9000
Bank of America Corp           COM              060505104     4821    68255 SH
     Sole                    68255
Baxter International Inc.      COM              071813109      241     3650 SH
     Sole                     3650
Bell Atlantic Corp.            COM              077853109      468     9062 SH
     Sole                     9062
Bristol-Myers Squibb Co        COM              110122108      732    11408 SH
     Sole                    11408
Cabletron Systems Inc          COM              126920107      583    71222 SH
     Sole                    71222
Chase Manhattan Corp           COM              16161a108     4848    59571 SH
     Sole                    59571
Chevron Corp.                  COM              166751107      402     4532 SH
     Sole                     4532
Chicago Pizza & Brewery Inc    COM              167889104       23    16000 SH
     Sole                    16000
Cisco Systems Inc.             COM              17275r102     8177    74634 SH
     Sole                    74634
Citigroup Inc                  COM              172967101     6127    95919 SH
     Sole                    95919
Citrix Systems Inc             COM              177376100      747    19596 SH
     Sole                    19596
Communication Intelligence     COM              20338k106       33    17000 SH
     Sole                    17000
Compaq Computer Corp           COM              204493100     4712   148699 SH
     Sole                   148699
Costco Companies Inc           COM              22160k105      217     2367 SH
     Sole                     2367
Daou Systems Inc.              COM              237015102       69    11675 SH
     Sole                    11675
Du Pont E I De Neour & Co      COM              263534109      257     4429 SH
     Sole                     4429
Eli Lilly & Company            COM              532457108      216     2540 SH
     Sole                     2540
EMC Corp.                      COM              268648102      595     4660 SH
     Sole                     4660
Equity Office Properties Trust COM              294711031     1198    47227 SH
     Sole                    47227
Exxon Corp.                    COM              302290101      809    11464 SH
     Sole                    11464
FEDEX Corporation              COM              31428x106     1191    12835 SH
     Sole                    12835
Fannie Mae                     COM              313586109     5799    83740 SH
     Sole                    83740
Farmers & Merchants Bank       COM              308243104      563      201 SH
     Sole                      201
Fleet Boston Corporation       COM              33901A108     1015    26965 SH
     Sole                    26965
Ford Motor                     COM              345370100      460     8120 SH
     Sole                     8120
GTE Corporation                COM              362320103      532     8793 SH
     Sole                     8793
General Electric Company       COM              369604103     2226    20118 SH
     Sole                    20118
Gillette Co.                   COM              375766102      264     4439 SH
     Sole                     4439
Halliburton Company            COM              406216101     2821    73274 SH
     Sole                    73274
Home Depot Inc.                COM              437076102     5753    92416 SH
     Sole                    92416
IMS Health Inc                 COM              449934108     2227    67231 SH
     Sole                    67231
Int'l Business Machines Corp   COM              459200101     5612    31660 SH
     Sole                    31660
Intel Corp.                    COM              458140100     6382    53685 SH
     Sole                    53685
Johnson & Johnson              COM              478160104      504     5388 SH
     Sole                     5388
Leap Wireless Intl Inc         COM              521863100      246    19098 SH
     Sole                    19098
Lucent Technologies Inc        COM              549463107     2243    20767 SH
     Sole                    20767
McDonalds Corporation          COM              580135101      209     4617 SH
     Sole                     4617
MCI WorldCom Inc               COM              55268b106    12730   143743 SH
     Sole                   143743
Merck & Company Inc.           COM              589331107     2549    31808 SH
     Sole                    31808
Meridian Resource Corp         COM              58977q109       51    15000 SH
     Sole                    15000
Microsoft Corp.                COM              594918104     5185    57847 SH
     Sole                    57847
Morgan Stanley Dean Witter Dis COM              617446448      305     3055 SH
     Sole                     3055
Net Voice Technologies Corp    COM              64107y103       39    10500 SH
     Sole                    10500
Nielsen Media Research         COM              653929307      207     8401 SH
     Sole                     8401
Oracle Corp                    COM              68389x105     4128   156511 SH
     Sole                   156511
Orthallaince Inc               COM              687913103      127    16350 SH
     Sole                    16350
PIMCO Advisors Holdings LP Uni COM              69338p102     2589    82362 SH
     Sole                    82362
Pepsico Inc                    COM              713448108     5459   139295 SH
     Sole                   139295
Pfizer Inc.                    COM              717081103      971     7001 SH
     Sole                     7001
Philip Morris Companies Inc.   COM              718154107      419    11895 SH
     Sole                    11895
Proctor & Gamble Co.           COM              742718109      343     3505 SH
     Sole                     3505
QSound Labs Inc                COM              74728c109       36    15133 SH
     Sole                    15133
Qualcomm Inc                   COM              747525103     9962    80100 SH
     Sole                    80100
Qwest Communications Intl      COM              749121109     2549    35353 SH
     Sole                    35353
Ribi Immunochem Research       COM              762553105       21    12250 SH
     Sole                    12250
Rowan Cos Inc                  COM              779382100      127    10000 SH
     Sole                    10000
S B C Communications           COM              78387g103      822    17420 SH
     Sole                    17420
Sara Lee Corp                  COM              803111103     2631   106295 SH
     Sole                   106295
Schering-Plough                COM              806605101      449     8120 SH
     Sole                     8120
Schlumberger LTD.              COM              806857108      445     7386 SH
     Sole                     7386
Sears Roebuck & Co             COM              812387108      224     4955 SH
     Sole                     4955
Sunrise Medical Inc            COM              867910101      117    18722 SH
     Sole                    18722
Target Corporation             COM              239753106     2093    31409 SH
     Sole                    31409
Time Warner Inc.               COM              887315109      227     3200 SH
     Sole                     3200
U S West Inc                   COM              91273h101      304     5524 SH
     Sole                     5524
UAL Corp                       COM              902549500      281     3610 SH
     Sole                     3610
URS Corp                       COM              903236107      621    34394 SH
     Sole                    34394
Vornado Realty Trust           COM              929042109      233     6753 SH
     Sole                     6753
Walgreens Inc.                 COM              931422109      226     8000 SH
     Sole                     8000
Walt Disney Co                 COM              254687106     5020   161270 SH
     Sole                   161270
Washington Mutual Inc          COM              939322103     2208    54007 SH
     Sole                    54007
Watson Pharmaceuticals Inc     COM              942683103      850    19255 SH
     Sole                    19255